Consolidated Statements of Operations (Unaudited) (USD $) In Millions, except Per Share data	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2011 Successor	Sep. 30, 2011 Successor	Sep. 30, 2010 Predecessor	Sep. 30, 2010 Predecessor
Net sales
Products	$ 2,037	$ 6,188	$ 1,702	$ 5,437
Services			28	142
Total net sales	2,037	6,188	1,730	5,579
Cost of sales
Products	1,889	5,694	1,663	4,877
Services			27	140
Total cost of sales	1,889	5,694	1,690	5,017
Gross margin	148	494	40	562
Selling, general and administrative expense	100	313	91	292
Reorganization expense, net			54	123
Other expense, net	1	18	3	45
Operating income (loss)	47	163	(108)	102
Interest expense	10	38	35	170
Interest income	5	16	4	10
Loss on debt extinguishment		24
Equity in net income of non-consolidated affiliates	43	130	35	100
Income (loss) before income taxes	85	247	(104)	42
Provision for income taxes	25	87	19	94
Net income (loss)	60	160	(123)	(52)
Net income attributable to non-controlling interests	19	54	17	56
Net income (loss) attributable to Visteon	$ 41	$ 106	$ (140)	$ (108)
Per Share Data:
Net earnings (loss) per basic share attributable to Visteon	$ 0.80	$ 2.07	$ (1.08)	$ (0.83)
Net earnings (loss) per diluted share attributable to Visteon	$ 0.79	$ 2.04	$ (1.08)	$ (0.83)